Long-Term Debt (Narrative) (Details)	12 Months Ended				12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Canada [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2013 Canada [Member] Revolving Credit Facility [Member] CAD item	Jun. 30, 2013 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2012 Canada [Member] Revolving Credit Facility [Member] CAD	Dec. 31, 2013 Canada [Member] Shelf Prospectus [Member]	Dec. 31, 2012 Canada [Member] Shelf Prospectus [Member] CAD	Nov. 30, 2011 United States [Member] USD ($)	Dec. 31, 2013 United States [Member] Revolving Credit Facility [Member] USD ($) item	Dec. 31, 2013 United States [Member] Shelf Prospectus [Member] USD ($)	Nov. 30, 2011 United States [Member] $600 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2011 United States [Member] US$400 Million U.S. Senior Unsecured Notes [Member] USD ($)	Nov. 30, 2011 United States [Member] US$500 Million 6.30 Percent Notes [Member] USD ($)	Dec. 31, 2013 United States [Member] US 5.8 Percent Notes Issued By Encana Holdings Finance Corp. [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding				$ 0
Standby Fees	14,000,000	15,000,000	5,000,000
Line of Credit Facility, Maximum Borrowing Capacity					3,300,000,000	3,500,000,000		4,000,000,000				1,000,000,000
Line of Credit Facility, Remaining Borrowing Capacity	4,300,000,000						3,500,000,000	4,000,000,000				999,000,000
Line of Credit, Expiration Date	Jun. 01, 2018				Jun. 01, 2018	Jun. 01, 2018						Jun. 01, 2018
Maximum Number of Extensions Per Year					1	1						1
Maximum Period Of Years Line Of Credit Can Extended					5 years	5 years						5 years
Additional Period In Days Added To Extension					90 days	90 days						90 days
Number Of Subsidiaries With Existing Committed Revolving Bank Credit Facility												1
Shelf Prospectus Maximum Borrowing Capacity										2,000,000,000			4,000,000,000
Debt Instrument, Interest Rate, Stated Percentage														3.90%	5.15%	6.30%	5.80%
Debt Instrument, Maturity Date									Jun. 01, 2013				Jun. 01, 2014	Nov. 15, 2021	Nov. 15, 2041	Nov. 01, 2011	May 01, 2014
Debt Instrument, Issuance Date													May 01, 2012	Nov. 01, 2011
Debt Instrument, Unused Borrowing Capacity, Amount													4,000,000,000
Issuance of long-term debt			997,000,000								989,000,000
Repayment of long-term debt	500,000,000	503,000,000	500,000,000													500,000,000
Discount Capitalized	0
Long-term Debt Carrying Value	7,124,000,000	7,675,000,000
Long-term Debt, Fair Value	7,805,000,000	9,043,000,000
Noncontrolling Interest, Ownership Percentage by Parent																	100.00%
Amortization Of Debt Remaining Life In Years	17 years
Unsecured Debt														$ 600,000,000	$ 400,000,000